Cost of Revenues	12 Months Ended
Dec. 31, 2011
Cost of Revenues

10. Cost of Revenues

The cost of revenues is as follows:

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Revenue sharing fees	75,496	151,732	285,960	45,435
Content and operational costs	61,815	99,838	171,707	27,281
Bandwidth costs	18,904	19,552	37,462	5,952
Business tax and surcharges	13,847	28,301	59,547	9,461

Total	170,062	299,423	554,676	88,129